Net Defined Benefit Liabilities (Assets) - Additional Information (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
Disclosure of net defined benefit liability (asset) [Line Items]
Expected contributions to post-employment benefit plans	₩ 258,954
Weighted average duration of the defined benefit obligations	6 years 9 months 18 days